Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Municipal Income Fund

March 31, 2019

XLI-QTLY-0519
1.9884854.101

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 87.3%
	Principal Amount	Value
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	118,095
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$100,000	$116,566
5% 4/1/26	100,000	118,806
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	900,000	894,296

TOTAL ALABAMA		1,247,763

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	31,400
Arizona - 2.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,061
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (c)	80,000	91,973
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	26,423
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	509,108
5% 5/1/29	290,000	332,511
5% 5/1/33	565,000	639,218
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	415,000	460,098
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	66,002
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	610,434
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,460
5% 7/1/48	10,000	10,313
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (d)	200,000	204,826
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (d)	190,000	208,510
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	11,055

TOTAL ARIZONA		3,191,992

California - 1.9%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	87,121
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/47 (b)	500,000	566,425
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,171,120
Series 2019 B, 5% 5/1/49	45,000	53,606
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	216,655
Series 2017 B:
5% 7/1/29	115,000	135,007
5% 7/1/30	230,000	268,083

TOTAL CALIFORNIA		2,498,017

Colorado - 1.8%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	44,505
5% 10/1/43	50,000	54,914
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	36,835
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	358,735
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	331,359
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	28,412
5% 11/15/26 (b)	50,000	60,130
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,427,940

TOTAL COLORADO		2,342,830

Connecticut - 2.7%
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	255,686
5% 5/15/26	125,000	147,364
Series 2018 F:
5% 9/15/24	100,000	115,033
5% 9/15/25	100,000	116,945
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 4% 7/1/19	100,000	100,490
Series A, 5% 7/1/26	105,000	111,702
Series F, 5% 7/1/21 (Escrowed to Maturity)	2,215,000	2,373,395
Series K3, 5% 7/1/43	215,000	238,444

TOTAL CONNECTICUT		3,459,059

District Of Columbia - 0.3%
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	114,024
5% 10/1/24	100,000	116,664
5% 10/1/25	100,000	119,111

TOTAL DISTRICT OF COLUMBIA		349,799

Florida - 3.8%
Atlantic Beach Health Care facilities Series A, 5% 11/15/43	255,000	280,237
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	271,223
Series 2017, 5% 10/1/42 (b)	1,365,000	1,564,099
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	50,000	56,635
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/31 (b)	125,000	147,994
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 D, 5% 10/1/20	1,480,000	1,545,845
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	26,721
Miami-Dade County Aviation Rev. Series 2015 A, 5% 10/1/27 (b)	200,000	233,688
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	456,754
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	114,220
Series 2015 D, 5% 2/1/26	10,000	11,879
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/26	100,000	120,224
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,140

TOTAL FLORIDA		4,858,659

Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	335,521
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49 (c)	40,000	42,789
5% 6/15/52 (c)	145,000	170,504
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	405,146
Series HH, 5% 1/1/22	425,000	459,166
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,063
5% 8/1/39	5,000	5,522
5% 8/1/43	5,000	5,548
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	500,000	539,225

TOTAL GEORGIA		1,968,484

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (b)	125,000	148,374
Illinois - 19.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	41,496
Series 2011 A, 5% 12/1/41	50,000	50,997
Series 2012 A, 5% 12/1/42	500,000	513,025
Series 2018 A:
5% 12/1/29	350,000	385,546
5% 12/1/31	150,000	163,250
Series 2018 C, 5% 12/1/46	200,000	209,618
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/26	100,000	113,207
Series 2016 B:
4% 1/1/35	200,000	210,764
5% 1/1/46	2,000,000	2,234,880
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 B, 5% 1/1/37	50,000	57,508
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	56,591
5% 7/1/48 (b)	400,000	448,172
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	100,000	101,867
Series 2011 A, 5.25% 11/15/23	50,000	53,887
Series 2016 A:
5% 11/15/23	10,000	11,219
5% 11/15/31	500,000	562,570
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	716,881
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,871
Series 2016, 5% 10/1/29	30,000	35,453
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	771,923
5% 5/15/43	790,000	899,771
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,314
Bonds Series E, 2.25%, tender 4/29/22 (a)	3,695,000	3,720,717
Series 2011 IL:
4% 12/1/20	100,000	103,890
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,436
Series 2012 A, 5% 5/15/41	695,000	738,076
Series 2013, 5% 11/15/24	65,000	71,735
Series 2014, 5% 8/1/38	10,000	11,096
Series 2015 A:
5% 11/15/20	760,000	799,505
5% 11/15/23	10,000	11,360
5% 11/15/25	150,000	176,658
5% 11/15/45	300,000	328,059
Series 2015 C:
4.125% 8/15/37	60,000	61,139
5% 8/15/26	35,000	40,164
Series 2016 A:
5% 8/15/24	65,000	73,271
5% 7/1/31	30,000	34,529
5% 7/1/33	10,000	11,391
5% 7/1/36	45,000	50,663
Series 2016 B, 5% 8/15/35	250,000	288,455
Series 2016 C:
4% 2/15/41 (Pre-Refunded to 2/15/41 @ 100)	40,000	41,758
5% 2/15/34	50,000	58,213
Series 2016:
5% 12/1/23	155,000	174,860
5% 5/15/29	10,000	11,631
5% 12/1/29	620,000	715,864
5% 12/1/33	485,000	546,726
5% 12/1/40	85,000	93,216
5% 12/1/46	95,000	103,623
Series 2017 A, 5% 7/15/42	1,000,000	1,146,410
Series 2018 A:
4.25% 1/1/44	55,000	56,932
5% 1/1/38	225,000	252,365
5% 1/1/44	340,000	376,931
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	108,615
Series 2013, 5% 7/1/23	10,000	10,794
Series 2016:
5% 2/1/21	30,000	31,322
5% 2/1/26	400,000	438,992
5% 2/1/27	1,000,000	1,103,990
5% 11/1/29	1,400,000	1,521,212
Series 2017 D:
5% 11/1/21	400,000	424,580
5% 11/1/24	730,000	798,328
5% 11/1/27	250,000	277,293
Series 2017, 4% 2/1/24	15,000	15,453
Series 2019 B:
5% 9/1/21 (c)	105,000	111,010
5% 9/1/22 (c)	100,000	107,436
5% 9/1/23 (c)	105,000	113,579
5% 9/1/24 (c)	105,000	114,577
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	95,274
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	273,133
Series 2011, 5.5% 2/1/22	100,000	109,438
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,000	3,681
0% 6/15/47 (FSA Insured)	155,000	47,459
Series 1994 A, 0% 6/15/25	25,000	20,771
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	877,824
Series 2012 B, 5% 6/15/23	10,000	10,619
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	113,696
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,103
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	119,584

TOTAL ILLINOIS		24,638,246

Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23	35,000	38,142
Series 2016:
5% 9/1/24	20,000	23,122
5% 9/1/30	50,000	58,384
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49 (c)	1,000,000	1,176,110
Purdue Univ. Rev. Series 2018 DD, 5% 7/1/38	205,000	245,922

TOTAL INDIANA		1,541,680

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	25,000	26,625
5% 5/15/48	55,000	58,409

TOTAL IOWA		85,034

Kentucky - 2.0%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,370
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	202,813
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	70,222
5% 5/1/29	85,000	101,538
5% 5/1/32	20,000	23,635
5% 5/1/33	15,000	17,665
5% 5/1/34	20,000	23,452
5% 5/1/35	10,000	11,550
5% 5/1/36	10,000	11,509
5% 5/1/38	1,000,000	1,139,590
Louisville & Jefferson County Series 2016 A, 5% 10/1/32	70,000	80,423
Louisville/Jefferson County Metropolitan Gov.:
Series 2012 A, 5% 12/1/29	95,000	102,877
Series 2012, 5% 12/1/35	125,000	133,339
Pikeville Hosp. Rev. Series 2011:
6% 3/1/20	25,000	25,852
6% 3/1/22	240,000	256,106
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	81,224
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	202,708

TOTAL KENTUCKY		2,509,873

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	17,833
Series 2017 A, 5% 12/15/32	165,000	193,621

TOTAL LOUISIANA		211,454

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	50,000	52,909
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,369
Series 2013, 5% 7/1/25	40,000	43,731
Series 2014, 5% 7/1/30	585,000	662,062
Series 2016 A:
4% 7/1/41	25,000	25,205
4% 7/1/46	5,000	5,026
5% 7/1/46	125,000	135,433
Series 2017 B, 5% 7/1/29	10,000	11,887
Series 2018, 5% 7/1/48	135,000	157,773

TOTAL MAINE		1,115,395

Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	168,929
Massachusetts - 2.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	334,986
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	43,732
Series 2017:
5% 7/1/19	100,000	100,619
5% 7/1/20	100,000	103,006
5% 7/1/21	100,000	105,254
5% 7/1/47	100,000	107,313
Series 2016 A, 5% 1/1/31	40,000	45,828
Series 2016 I, 5% 7/1/30	195,000	226,249
Series 2017 A, 5% 1/1/37	1,050,000	1,193,367
Series 2019, 5% 7/1/27 (c)	440,000	523,059
Massachusetts Gen. Oblig. Series 2018 A, 5% 1/1/36	100,000	119,396
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	593,295

TOTAL MASSACHUSETTS		3,496,104

Michigan - 0.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	43,408
Great Lakes Wtr. Auth. Mich Wtr. Series 2016 D, 5% 7/1/27	100,000	119,279
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	232,856
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	58,301
Series 2016, 5% 11/15/41	30,000	33,608
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	11,925
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (b)	100,000	102,133
Series 2017 A, 5% 12/1/29	45,000	54,422
Series 2017 B, 5% 12/1/42 (b)	150,000	169,394
Series 2018 D, 5% 12/1/29 (b)	85,000	102,506

TOTAL MICHIGAN		927,832

Minnesota - 1.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	248,173
5% 2/15/58	270,000	299,441
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	26,022
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	585,050
5% 10/1/45	30,000	33,491
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	535,991

TOTAL MINNESOTA		1,728,168

Missouri - 1.3%
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 11/15/43	1,000,000	1,146,150
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	310,000	380,398
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	30,000	32,211
5.125% 9/1/48	55,000	59,009

TOTAL MISSOURI		1,617,768

Montana - 0.0%
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	34,504
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)(c)	70,000	74,918
Nevada - 0.4%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	469,412
New Hampshire - 0.8%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	225,674
5% 8/1/26	105,000	125,363
5% 8/1/37	100,000	114,621
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	445,000	462,680
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,234
Series 2016, 5% 10/1/22	85,000	93,560

TOTAL NEW HAMPSHIRE		1,073,132

New Jersey - 6.5%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,783
Series 2013 NN, 5% 3/1/29	1,000,000	1,073,810
Series 2013:
5% 3/1/23	25,000	27,363
5% 3/1/24	70,000	76,373
Series 2014 PP, 5% 6/15/26	280,000	308,907
Series 2015 XX, 5% 6/15/23	200,000	220,138
Series 2017 DDD, 5% 6/15/30	1,000,000	1,117,530
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	101,024
5% 7/1/41	65,000	70,848
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	87,234
Series 2017 1A, 5% 12/1/26 (b)	200,000	235,428
Series 2018 B:
5% 12/1/25 (b)	500,000	581,245
5% 12/1/26 (b)	315,000	370,799
5% 12/1/27 (b)	850,000	1,010,982
5% 12/1/28 (b)	750,000	892,838
Series 2018 C, 4% 12/1/48 (b)	35,000	35,749
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	300,000	326,019
5.25% 6/15/43	700,000	780,353
Series 2003 B, 5.25% 12/15/19	250,000	256,007
Series 2009 A, 0% 12/15/36	160,000	78,744
Series 2014 AA, 5% 6/15/25	100,000	111,348
Series 2016 A, 5% 6/15/27	160,000	185,366
Series 2018 A:
5% 12/15/32	100,000	112,551
5% 12/15/33	100,000	112,044
5% 12/15/35	100,000	111,259

TOTAL NEW JERSEY		8,311,742

New York - 4.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	464,980
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/37	2,420,000	2,833,772
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	108,882
New York City Gen. Oblig. Series 2018 A, 5% 8/1/24	100,000	116,786
New York City Transitional Fin. Auth. Rev. Series 2016 E, 5% 2/1/37	1,000,000	1,155,910
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,979
New York Metropolitan Trans. Auth. Rev. Series 2016 A, 5% 11/15/31	100,000	115,627
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	337,102
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	220,000	253,623

TOTAL NEW YORK		5,397,661

North Carolina - 0.4%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	175,707
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	302,733

TOTAL NORTH CAROLINA		478,440

Ohio - 5.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	425,000	479,124
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,662
5% 8/1/26	290,000	343,430
5% 8/1/27	10,000	12,010
5% 8/1/28	10,000	12,203
5% 8/1/29	10,000	12,105
5% 8/1/30	10,000	11,996
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,959
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	201,877
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	502,555
Series 2017 A, 5% 2/15/21	30,000	31,853
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	115,227
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,191,508
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,743
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	328,158
5% 2/15/44	100,000	104,515
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,308
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	669,639
5% 6/1/21	865,000	925,092
5% 6/1/22	330,000	362,574
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,744

TOTAL OHIO		7,379,282

Oklahoma - 0.8%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	227,726
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	221,362
5.5% 8/15/57	515,000	589,793

TOTAL OKLAHOMA		1,038,881

Oregon - 0.4%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	500,000	507,710
Pennsylvania - 6.6%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,499,863
Series 2018 A:
5% 11/15/22	100,000	110,694
5% 11/15/25	100,000	116,963
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,393
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	41,676
5% 7/15/36	500,000	577,845
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	68,615
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	199,779
Series 2016 A, 5% 8/15/46	50,000	55,975
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	279,153
5% 7/1/24	300,000	341,589
5% 7/1/25	300,000	345,897
5% 7/1/26	455,000	531,508
5% 7/1/27	500,000	590,730
5% 7/1/34	450,000	520,925
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	568,010
Series 2017, 5% 5/1/35	10,000	11,598
Series 2018 A, 5% 2/15/48	100,000	118,284
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/21	100,000	107,201
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	57,912
Series 2018 B, 5% 9/1/43	50,000	56,171
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,403
Series 2019 A:
4% 6/1/44 (c)	50,000	52,877
4% 6/1/49 (c)	115,000	120,782
5% 6/1/25 (c)	200,000	235,908
5% 6/1/44 (c)	85,000	100,219
5% 6/1/49 (c)	135,000	158,364
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	208,414
5% 8/1/48	310,000	347,898

TOTAL PENNSYLVANIA		8,498,646

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	26,519
5% 5/15/39	50,000	55,337
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	703,894

TOTAL RHODE ISLAND		785,750

South Carolina - 2.5%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	466,681
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	180,000	201,013
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,214
Series 2014 A:
5% 12/1/49	440,000	477,849
5.5% 12/1/54	140,000	154,860
Series 2014 C, 5% 12/1/46	20,000	21,902
Series 2015 A, 5% 12/1/50	75,000	82,453
Series 2015 E, 5.25% 12/1/55	25,000	27,878
Series 2016 A:
5% 12/1/26	140,000	164,727
5% 12/1/29	500,000	580,145
5% 12/1/33	15,000	17,138
5% 12/1/38	75,000	84,512
Series 2016 B:
5% 12/1/31	105,000	121,656
5% 12/1/35	120,000	137,366
5% 12/1/41	175,000	197,405
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	30,636
4% 4/15/48	20,000	20,314
5% 4/15/48	415,000	463,439

TOTAL SOUTH CAROLINA		3,255,188

Tennessee - 1.5%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,788
5% 7/1/24	20,000	22,401
5% 7/1/25	20,000	22,349
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (b)	1,000,000	1,161,180
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	486,533
Series 2018, 4%, tender 11/1/49	180,000	194,215

TOTAL TENNESSEE		1,903,466

Texas - 8.1%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	52,287
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	235,042
5% 8/1/26	200,000	238,636
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	126,622
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	127,427
Dallas Independent School District Series 2016 A, 4% 2/15/29	500,000	551,795
Grand Parkway Trans. Corp.:
Series 2013 B, 5.25% 10/1/51	30,000	33,318
Series 2018 A, 5% 10/1/43	450,000	529,695
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,153,550
Series 2018 C, 5% 7/1/30 (b)	120,000	144,710
Houston Gen. Oblig. Series 2017 A:
5% 3/1/25	500,000	586,135
5% 3/1/32	25,000	29,663
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	28,954
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/38	215,000	251,062
LCRA Transmission Corp. Series 2011 B, 5% 5/15/22	300,000	321,012
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,221
5% 8/15/47	10,000	11,468
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	111,177
Prosper Independent School District Series 2019, 5% 2/15/44 (c)	100,000	119,666
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,938
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	40,000	48,111
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	64,579
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	2,335,000	2,640,628
Series 2017 A, 5% 2/15/24	265,000	304,769
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	100,000	119,335
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	92,055
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/36	425,000	517,221
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	690,000	813,565
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	450,000	524,417
Waco Gen. Oblig. Series 2015, 5% 2/1/25	500,000	574,505

TOTAL TEXAS		10,369,563

Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,483
Series 2018 A:
5% 7/1/33 (b)	175,000	207,566
5.25% 7/1/48 (b)	130,000	152,134

TOTAL UTAH		371,183

Virginia - 1.4%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	399,755
5% 9/1/24	315,000	355,358
5% 9/1/27	875,000	1,026,594
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	54,384

TOTAL VIRGINIA		1,836,091

Washington - 0.7%
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (b)	50,000	56,859
Washington Gen. Oblig. Series 2013 A, 5% 7/1/23	5,000	5,538
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,018
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,822
5% 7/1/30	5,000	5,962
5% 7/1/31	10,000	11,787
5% 7/1/42	100,000	112,956
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	634,007
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	105,094

TOTAL WASHINGTON		943,043

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	58,630
Wisconsin - 0.8%
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (b)	250,000	281,825
5% 9/30/49 (b)	235,000	260,227
(Denver Int. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/24 (b)	10,000	11,275
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (d)	5,000	5,027
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	178,173
5.25% 10/1/48	160,000	177,549
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	15,920
5% 10/1/48 (d)	15,000	15,860
5% 10/1/53 (d)	30,000	31,599
Wisconsin Health & Edl. Facilities Auth. Rev. (Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	100,000	100,490

TOTAL WISCONSIN		1,077,945

TOTAL MUNICIPAL BONDS
(Cost $108,805,610)		112,002,047
	Shares	Value

Money Market Funds - 12.1%
Fidelity Municipal Cash Central Fund, 1.50% (e)(f)
(Cost $15,599,991)	15,598,440	15,599,980
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $124,405,601)		127,602,027
NET OTHER ASSETS (LIABILITIES) - 0.6%		728,463
NET ASSETS - 100%		$128,330,490

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $586,836 or 0.5% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$44,411
Total	$44,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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